Note 17 - Redeemable Non-controlling Interests - Reconciliation of the Beginning and Ending NCI Amounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Balance	$ 442,375	$ 359,150
RNCI redemption increment	99,316	15,843
Distributions paid to RNCI	(51,508)	(35,698)
Purchase of interests from RNCI	(24,371)	(25,639)
Sale of interests to RNCI	18,012	6,539
Balance	536,903	442,375
Non-controlling Interest Share of Earnings [Member]
RNCI share of earnings	50,739	27,550
Non-controlling Interest Redemption Increment [Member]
RNCI redemption increment	99,316	15,843
Non-controlling Interest Distributions Paid to NCI [Member]
Distributions paid to RNCI	(49,168)	(33,293)
Non-controlling Interest Recognized on Business Acquisitions [Member]
RNCI recognized on business acquisitions	$ 0	$ 92,225